ACCOUNTS RECEIVABLE (Details) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE
Goods and services tax refund receivable	$ 2,380,397	$ 2,519,789
Trade receivables	2,658,764	801,756
Other receivables	136,509	257,726
Total accounts receivable	$ 5,175,670	$ 3,579,271